22. Condensed Financial Information (Parent Company Only) (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Expense
Interest on junior subordinated debentures									$ 409,938	$ 974,257
Income tax benefit									1,131,087	(139,488)
Net income	1,451,600	1,354,933	1,238,344	1,041,778	1,147,298	1,267,351	1,021,192	964,849	5,086,655	4,400,690
Parent Company [Member]
Income
Bank subsidiary distributions									2,485,000	2,863,000
Dividends on Capital Trust									12,310	29,257
Total income									2,497,310	2,892,257
Expense
Interest on junior subordinated debentures									409,938	974,257
Administrative and other									295,191	340,129
Total expense									705,129	1,314,386
Income before applicable income tax benefit and equity in undistributed net income of subsidiary									1,792,181	1,577,871
Income tax benefit									235,559	436,944
Income before equity in undistributed net income of subsidiary									2,027,740	2,014,815
Equity in undistributed net income of subsidiary									3,058,915	2,385,875
Net income									$ 5,086,655	$ 4,400,690